EQUITY FINANCINGS	6 Months Ended
Jun. 30, 2024
Disclosure Of Equity Financing [Abstract]
EQUITY FINANCINGS
NOTE 7 – EQUITY FINANCINGS

a.	Warrants from September 2022 offering

In September 2022, the Company completed a registered direct offering of 13,636,365 ADSs at a price of $1.10 per ADS. The Company also issued to investors in the offering unregistered warrants to purchase 13,636,365 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.15 per ADS. In addition, the Company granted to the placement agent in the offering, as part of the placement fee, warrants to purchase 681,818 ADSs. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.375 per ADS. Gross proceeds from the offering totaled $15.0 million, with net proceeds of $13.5 million, after deducting fees and expenses. The offering consideration allocated to the placement agent warrants amounted to $0.4 million.

The warrants issued to the investors have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 3.62%, and an average standard deviation of 82.5%. The gross consideration initially allocated to the investor warrants amounted to $9.1 million, with total issuance costs initially allocated to the warrants amounting to $0.8 million.

The fair value of the warrants amounted to $2,599,000 as of June 30, 2024 (December 31, 2023 - $11,905,000), and was based on the then current price of an ADS, a risk-free interest rate of 4.50%, an average standard deviation of 82.5%, and on the remaining contractual life of the warrants.

The changes in fair value for the six months ended June 30, 2024 of $9,306,000 have been recorded as non-operating income in the statement of comprehensive loss. As of June 30, 2024, 2,545,455 of these warrants had been exercised.

The placement agent warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the investor warrants.

b.	April 2024 offering

In April 2024, the Company completed a registered direct offering of 7,500,000 ADSs at a price of $0.80 per ADS. The Company also issued to investors in the offering unregistered warrants to purchase 7,500,000 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $0.80 per ADS. Gross proceeds from the offering totaled $6.0 million, with net proceeds of $5.4 million, after deducting fees and expenses.

The warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive income (loss).

The fair value of the warrants is computed using the Black-Scholes option pricing model and is determined by using a level 3 valuation technique. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 4.21%, and an average standard deviation of 84.7%. The fair value initially allocated to the investor warrants amounted to $6,250,000, with total issuance costs initially allocated to the warrants amounting to $642,000.

Due to a difference between the fair value at initial recognition and the transaction price (“day 1 loss”), upon initial recognition, the fair value of the warrants was adjusted by the amount of $250,000, to reflect the unrecognized day 1 loss. Following initial recognition, the unrecognized day 1 loss of the warrants is being amortized over its contractual life.

The fair value of the warrants amounted to $2,723,000 as of June 30, 2024, and was based on the then current price of an ADS, a risk-free interest rate of 4.30%, an average standard deviation of 87.6%, and on the remaining contractual life of the warrants. The changes in fair value through June 30, 2024, amounting to $3,526,000, have been recorded as a non-operating expense in the statement of comprehensive loss.

As of June 30, 2024, none of these warrants had been exercised.